Document and Entity Information	Jun. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001476045
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	CHATHAM LODGING TRUST
Entity Incorporation State Country Code	MD
Entity File Number	001-34693
Entity Tax Identification Number	27-1200777
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	802-4477
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	CLDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false